Operating lease agreements (Schedule of Details of Rent Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 184,844	$ 203,216	$ 174,453
Company-operated restaurants
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	139,279	148,505	131,142
Franchised restaurants
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 45,565	$ 54,711	$ 43,311